Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense on intangible assets	$ 64,277	$ 66,949	$ 197,574	$ 199,001
Impairment Expense	$ 37	$ 0	$ 260	$ 657